BORROWINGS (Schedule of Maturities of Long-Term Bank Borrowings)) (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
BORROWINGS [Abstract]
2016	$ 160.4
2017	197.6
2018	221.6
2019	10.0
Long-term debt	$ 553.5	$ 283.5